Plant and equipment	6 Months Ended
Jun. 30, 2022
Plant and equipment
Plant and equipment

6.            Plant and equipment

		Computer
	Furniture	hardware			Production
	and	and		Leasehold	tooling
	equipment	software	Vehicles	Improvements	and molds	Total
Cost:
December 31, 2020	$477,823	$421,198	$1,384,597	$435,376	$7,613,969	$10,332,963
Additions	448,918	584,307	1,816,568	1,124,818	387,260	4,361,871
Disposal	—	(1,971)	(894,316)	—	—	(896,287)
Foreign exchange translation difference	689	41	—	482	—	1,212
December 31, 2021	927,430	1,003,575	2,306,849	1,560,676	8,001,229	13,799,759
Additions	122,440	179,063	939,288	7,526,714	1,132,868	9,900,373
Disposal	—	—	(393,669)	—	(56,285)	(449,954)
Foreign exchange translation difference	(2,788)	(102)	—	(1,216)	—	(4,106)
June 30, 2022	1,047,082	1,182,536	2,852,468	9,086,174	9,077,812	23,246,072

Amortization:
December 31, 2020	309,321	198,331	294,672	273,756	893,909	1,969,989
Additions	97,760	249,754	340,621	116,105	2,675,815	3,480,055
Disposal	—	(219)	(38,022)	—	—	(38,241)
Foreign exchange translation difference	985	38	—	455	—	1,478
December 31, 2021	408,066	447,904	597,271	390,316	3,569,724	5,413,281
Additions	77,530	182,580	370,881	153,735	1,354,240	2,138,966
Disposal	—	—	(90,252)	—	—	(90,252)
Foreign exchange translation difference	(2,585)	(101)	—	(1,211)	—	(3,897)
June 30, 2022	$483,011	$630,383	$877,900	$542,840	$4,923,964	$7,458,098

Net book value:
December 31, 2021	$519,364	$555,671	$1,709,578	$1,170,360	$4,431,505	$8,386,478
June 30, 2022	$564,071	$552,153	$1,974,568	$8,543,334	$4,153,848	$15,787,974

During the six months ended June 30, 2022, vehicles with cost of $363,079 and accumulated depreciation of $86,853 were transferred to Research & Development usage and recorded on the statement of loss and comprehensive loss.

During the six months ended June 30, 2022, the Company had non-cash additions to leasehold improvements of $7,500,515 (June 30, 2021 - $Nil) pursuant to the completion of the Mesa facility work by the landlord.